Equity (Details) - shares		12 Months Ended
	May 10, 2023	Mar. 31, 2024	Sep. 30, 2024		Sep. 30, 2023	[1]	Mar. 31, 2023		Aug. 02, 2022	Mar. 31, 2022	[1]	Mar. 31, 2021	[1]
Equity [Line Items]
Shares issued		16,000,000	17,613,083				16,000,000
Stock split ratio		1-to-160,000
Shares outstanding		16,000,000	17,613,083				16,000,000
Reverse stock split		160,000 for 1
Common Stock [Member]
Equity [Line Items]
Shares issued	16,000,000								100
Share split of issued and outstanding shares	100
Shares outstanding	16,000,000	16,000,000 [1]	17,613,083	[1]	16,000,000		16,000,000	[1]		16,000,000		16,000,000

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.